ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2024
Accrued Liabilities and Other Liabilities [Abstract]
Summary of accrued expenses and other current liabilities

Accrued expenses and other current liabilities consisted of the following:

	As of December 31,	As of June 30,
	2023	2024
	US$	US$
Accrued payroll and welfare	19,043,496	13,156,748
Income and non-income-based taxes payables	7,319,738	9,084,256
Accrued professional expenses	4,300,517	3,818,169
Accrued marketing expenses	3,863,879	4,073,134
Advanced from customers	3,425,224	4,331,955
Accrued data and IT service expenses	1,301,092	3,331,258
Amounts due to employees for sale of their shares exercised under the share incentive plan	2,702,901	3,553,877
Others	425,099	2,045,958
Total	42,381,946	43,395,355